Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2021
Nature of Operations and Going Concern
Nature of Operations
Note 1: Nature of operations and going concern

Fury Gold Mines Limited (the “Company” or “Fury Gold”) was incorporated on June 9, 2008, under the Business Corporations Act (British Columbia) and is listed on the Toronto Stock Exchange and the NYSE-American, with its common shares trading under the symbol FURY. The Company’s registered and records office is at 1500-1055 West Georgia Street Vancouver, BC, V6E 4N7 and the mailing address is 1630-1177 West Hastings Street, Vancouver, BC, V6E 2K3.

The Company’s principal business activity is the acquisition and exploration of resource projects in Canada. At December 31, 2021, the Company had three principal projects: Eau Claire in Quebec, Committee Bay in Nunavut, and Homestake Ridge in British Columbia. The Eau Claire project is viewed as the Company’s lead asset.

On December 6, 2021, the Company entered into a definitive agreement (the "Purchase Agreement") with Dolly Varden Silver Corporation (“Dolly Varden”) pursuant to which the Company agreed to sell to Dolly Varden a 100% interest in Fury Gold's wholly owned subsidiary, Homestake Resources Corporation (“Homestake Resources”) in exchange for $5,000 in cash and 76,504,590 common shares in Dolly Varden with a deemed value under the share purchase agreement of $45,000. Homestake Resources is the owner of a 100% interest in the Homestake Ridge gold-silver project which is located adjacent to the Dolly Varden Project owned by Dolly Varden in the Golden Triangle, British Columbia (“the Dolly Varden Transaction”). The Dolly Varden Transaction completed on February 25, 2022. As a result, Fury acquired the 76,504,590 Dolly Varden Shares on February 25, 2022, representing approximately 35.33% of the Dolly Varden Shares currently outstanding and 32.88% of Dolly Varden on a fully diluted basis.

In connection with the Dolly Varden Transaction and as contemplated in the Purchase Agreement, Dolly Varden and Fury Gold have also entered into an investor rights agreement dated February 25, 2022 (the "Investor Rights Agreement"). Pursuant to its obligations under the Investor Rights Agreement, Dolly Varden has appointed Forrester “Tim” Clark, the Chief Executive Officer (“CEO”) of Fury Gold, and Michael Henrichsen, the Chief Geological Officer of Fury Gold, to the board of directors of Dolly Varden.

On October 9, 2020, the Company acquired Eastmain Resources Inc. (“Eastmain”), including Eastmain’s principal asset, the 100%-owned Eau Claire gold project located in James Bay, Quebec. Prior to October 9, 2020, the Company, formerly Auryn Resources Inc. (“Auryn”), also held secured rights to various mining concessions in southern Peru which included the Sombrero, Curibaya, and Huilacollo projects. These projects were transferred to two new companies, Tier One Silver Inc. (formerly “Tier One Metals Inc.”) and Coppernico Metals Inc. (formerly “Sombrero Resources Inc.”) (collectively, the “Spincos”), as part of the arrangement agreement (the “Arrangement”) to acquire Eastmain (note 6). The Arrangement was contingent upon a corporate restructuring of the Company, together referred to as the “October 2020 Transaction”. On October 5, 2020, the shareholders of both companies (Eastmain and the Company) approved the October 2020 Transaction at their respective shareholder special meetings.

Going Concern

As a company focused on the acquisition and exploration of mineral properties, Fury Gold does not generate revenues and thus finances its activities through equity and debt financings. The Company has not yet determined whether its properties contain economically recoverable ore reserves. The Company’s mineral property interests recorded on its consolidated statements of financial position reflect historical acquisition costs incurred, and while the carrying values are assessed at each reporting period for indicators of impairment, their recoverability is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain financing to continue exploration of these assets, and ultimately on future profitable operations or the sale of such mineral properties.

As at December 31, 2021, the Company had unrestricted cash of $3,259 (December 31, 2020 – unrestricted cash of $15,361), a working capital deficit of $428 (December 31, 2020 – working capital surplus of $8,353), which the Company defines as current assets less current liabilities, and an accumulated deficit of $156,749 (December 31, 2020 – $139,959). During the year ended December 31, 2021, Fury Gold incurred a loss of $16,790 (December 31, 2020 – $14,230) and expects to continue to incur operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration of its mineral properties.

Subsequent to year ended December 31, 2021, the Company completed the sale of the Homestake Ridge property to Dolly Varden for total gross cash proceeds of $5,000, and 76,504,590 common shares of Dolly Varden.

Management plans to continue to secure the necessary financing through a combination of equity financing and/or disposition of mineral properties, however, the ability to continue as a going concern remains dependent upon its ability to obtain sufficient financing necessary to continue to fund its mineral properties. These conditions create a material uncertainty that may cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern which assumes that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future. These consolidated financial statements do not give effect to adjustments to the carrying values and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.

Response to COVID-19

The situation in Canada regarding COVID-19 remains fluid and permitted activities continue to be subject to change. At the Company’s Eau Claire project in Quebec, all on-site employees have participated in the vaccination program and have received both doses and the booster dose. On-site measures are in place to mitigate the potential spread of the COVID-19 virus. These measures include a pre-travel COVID-19 screening questionnaire; a pre-travel COVID-19 PCR testing; and on-site Rapid Testing for COVID-19. Quebec’s COVID-19 relief program ended on April 1, 2021, and all work and reporting requirements are now in force.

Operations in Nunavut for 2021 were subject to COVID-19 protocols and travel restrictions. All travellers required an exemption from the chief public health officer of Nunavut prior to travel into the Territory, either through evidence of double vaccination status or evidence of direct travel to remote regions with no interaction with Nunavut Hamlets or Nunavummiut. At site, the Company implemented certain protocols to ensure safe operations in the Territory including increased cleaning and sanitation; rapid COVID-19 testing; and an isolation facility for symptomatic personnel. Additionally, all workers were required to provide the Company with a completed self-assessment form and evidence of a negative COVID test 48 hours prior to travel to site.

Mining and exploration were deemed essential in British Columbia. Exploration programs in the province were subject to approval of a COVID-19 plan by the Chief Provincial Health Officer.

Aside from additional protocols implemented and minor travel delays due to restrictions, the Company was able to complete its planned goals for 2021 with no impact on the consolidated financial statements for the year ended December 31, 2021.